Elm Market Navigator ETF
Schedule of Investments
December 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 99.1%	Shares	Value
iShares Core MSCI Europe ETF	480,775	$34,125,410
iShares Core U.S. Aggregate Bond ETF	129,731	12,957,532
JPMorgan BetaBuilders Canada ETF	127,130	11,823,090
JPMorgan BetaBuilders Europe ETF	428,690	31,422,977
Schwab U.S. REIT ETF	117,374	2,451,943
Schwab U.S. Broad Market ETF	268,538	7,043,752
Schwab U.S. TIPS ETF	3,528,185	93,461,621
Vanguard 0-3 Month Treasury Bill ETF	180,115	13,586,074
Vanguard FTSE Emerging Markets ETF	1,750,690	94,117,094
Vanguard FTSE Europe ETF	48,353	4,042,794
Vanguard FTSE Pacific ETF	396,737	35,865,025
Vanguard Small-Cap ETF (a)	31,311	8,076,672
Vanguard Total Bond Market ETF	435,118	32,229,190
Vanguard Total Stock Market ETF	334,591	112,178,325
Vanguard Value ETF	43,779	8,361,351
TOTAL EXCHANGE TRADED FUNDS (Cost $450,723,005)		501,742,850

SHORT-TERM INVESTMENTS - 1.3%	Shares	Value
Money Market Funds – 1.3%
First American Government Obligations Fund - Class X, 3.67% (b)	6,741,838	6,741,838
TOTAL SHORT-TERM INVESTMENTS (Cost $6,741,838)		6,741,838

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.3%	Shares	Value
Money Market Funds – 0.3%
First American Government Obligations Fund - Class X, 3.67% (b)	1,418,290	1,418,290
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,418,290)		1,418,290

TOTAL INVESTMENTS - 100.7% (Cost $458,883,133)		509,902,978
Liabilities in Excess of Other Assets - (0.7)%		(3,796,472)
TOTAL NET ASSETS - 100.0%		$506,106,506

Percentages are stated as a percent of net assets.

ETF – Exchange Traded Fund FTSE – Financial Times Stock Exchange MSCI – Morgan Stanley Capital International REIT - Real Estate Investment Trust TIPS – Treasury Inflation-Protected Securities

(a)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $1,367,135.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Elm Market Navigator ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments at Fair Value:
Exchange Traded Funds	$501,742,850	$–	$–	$501,742,850
Money Market Funds	6,741,838	–	–	6,741,838
Investments Purchased with Proceeds from Securities Lending	1,418,290	–	–	1,418,290
Total Investments in Securities	$509,902,978	$–	$–	$509,902,978

As of the period ended December 31, 2025, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Fund’s Schedule of Investments for further information on the classification of investments.